Annual Operating Expenses {- Fidelity Freedom Index 2030 Fund} - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-11 - Fidelity Freedom Index 2030 Fund	Jul. 13, 2021
Institutional Premium Class
Operating Expenses:
Management fee	0.08%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.08%
Premier Class
Operating Expenses:
Management fee	0.06%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.06%